UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor/sponsor:  0001731060

CAL Funding IV Limited
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of Issuing Entity (if applicable)	0001822303
Central Index Key Number of Underwriter (if applicable)	N/A

Steven J. Garcia
415-624-8132

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY
DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated August 24, 2020, of KPMG LLP, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

EXHIBIT INDEX

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated August 24, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CONTAINER APPLICATIONS LIMITED (Depositor/Sponsor)

By:	/s/ Timothy B. Page
Name:	Timothy B. Page
Title:	Chief Financial Officer
Dated:	August 24, 2020